NOTE 18: SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Note 18 Supplemental Disclosure With Respect To Cash Flows
Conversion of convertible debt to share purchase warrants	$ 1,292,265	$ 0	$ 0
Shares issued to marketing services company	477,180	0	0
Shares issued to former CEO	477,180	0	0
Conversion of notes payable into units	114,567	0	0
Total non-cash transactions	$ 2,361,192	$ 0	$ 0